Quarterly Holdings Report

for

Fidelity® Quality Factor ETF

April 30, 2019

T22-QTLY-0619

1.9880058.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 10.0%
Diversified Telecommunication Services – 1.2%
Verizon Communications, Inc.	32,918	$1,882,580

Entertainment – 1.7%
Electronic Arts, Inc. (a)	7,798	738,081
The Walt Disney Co.	13,309	1,822,934

		2,561,015

Interactive Media & Services – 5.1%
Alphabet, Inc. Class A (a)	3,814	4,572,834
Facebook, Inc. Class A (a)	16,573	3,205,218

		7,778,052

Media – 2.0%
Comcast Corp. Class A	40,781	1,775,197
Liberty Global PLC Class A (a)	27,622	746,070
Sirius XM Holdings, Inc.	106,957	621,420

		3,142,687

TOTAL COMMUNICATION SERVICES		15,364,334

CONSUMER DISCRETIONARY – 9.8%
Hotels, Restaurants & Leisure – 3.7%
Las Vegas Sands Corp.	17,455	1,170,358
McDonald’s Corp.	9,231	1,823,769
Starbucks Corp.	19,998	1,553,444
Yum! Brands, Inc.	11,272	1,176,684

		5,724,255

Internet & Direct Marketing Retail – 1.2%
Booking Holdings, Inc. (a)	745	1,381,967
Stamps.com, Inc. (a)	4,911	421,364

		1,803,331

Specialty Retail – 3.9%
O’Reilly Automotive, Inc. (a)	3,056	1,156,910
Ross Stores, Inc.	11,783	1,150,728
The Home Depot, Inc.	11,160	2,273,292
The TJX Cos., Inc.	24,748	1,358,170

		5,939,100

Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	17,973	1,578,569

TOTAL CONSUMER DISCRETIONARY		15,045,255

CONSUMER STAPLES – 6.6%
Beverages – 1.5%
Monster Beverage Corp. (a)	12,134	723,186
The Coca-Cola Co.	33,249	1,631,196

		2,354,382

Household Products – 3.1%
Colgate-Palmolive Co.	13,580	988,488
Kimberly-Clark Corp.	7,007	899,559
The Clorox Co.	4,533	724,056
The Procter & Gamble Co.	19,792	2,107,452

		4,719,555

	Shares	Value
Personal Products – 0.3%
Herbalife Nutrition Ltd. (a)	10,090	$533,257

Tobacco – 1.7%
Altria Group, Inc.	21,815	1,185,209
Philip Morris International, Inc.	15,850	1,371,976

		2,557,185

TOTAL CONSUMER STAPLES		10,164,379

ENERGY – 4.8%
Energy Equipment & Services – 0.6%
Core Laboratories N.V.	5,355	339,453
Schlumberger Ltd.	15,544	663,418

		1,002,871

Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	13,895	1,668,234
ConocoPhillips	11,514	726,764
Exxon Mobil Corp.	28,904	2,320,413
Kinder Morgan, Inc.	29,622	588,589
Marathon Petroleum Corp.	8,951	544,847
Occidental Petroleum Corp.	9,387	552,707

		6,401,554

TOTAL ENERGY		7,404,425

FINANCIALS – 14.1%
Banks – 3.6%
East West Bancorp, Inc.	24,218	1,246,743
SVB Financial Group (a)	5,356	1,348,212
US Bancorp	31,423	1,675,475
Western Alliance Bancorp (a)	27,240	1,301,527

		5,571,957

Capital Markets – 5.9%
CME Group, Inc.	8,440	1,509,916
FactSet Research Systems, Inc.	5,608	1,547,079
Interactive Brokers Group, Inc. Class A	23,781	1,289,882
Moody’s Corp.	8,360	1,643,743
S&P Global, Inc.	7,559	1,667,969
SEI Investments Co.	25,587	1,393,212

		9,051,801

Consumer Finance – 2.0%
Discover Financial Services	19,414	1,582,047
Synchrony Financial	42,811	1,484,257

		3,066,304

Mortgage Real Estate Investment Trust (REITs) – 0.8%
AGNC Investment Corp.	68,942	1,226,478

Thrifts & Mortgage Finance – 1.8%
Essent Group Ltd. (a)	30,278	1,436,691
MGIC Investment Corp. (a)	96,638	1,414,780

		2,851,471

TOTAL FINANCIALS		21,768,011

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Common Stocks – continued

	Shares	Value
HEALTH CARE – 13.2%
Biotechnology – 5.0%
AbbVie, Inc.	24,153	$1,917,507
Amgen, Inc.	10,315	1,849,686
Biogen, Inc. (a)	4,894	1,121,900
Gilead Sciences, Inc.	25,231	1,641,024
Regeneron Pharmaceuticals, Inc. (a)	3,379	1,159,470

		7,689,587

Health Care Equipment & Supplies – 1.0%
IDEXX Laboratories, Inc. (a)	6,433	1,492,456

Life Sciences Tools & Services – 1.0%
Mettler-Toledo International, Inc. (a)	2,125	1,583,678

Pharmaceuticals – 6.2%
Eli Lilly & Co.	15,867	1,857,074
Johnson & Johnson	24,467	3,454,740
Pfizer, Inc.	62,018	2,518,551
Zoetis, Inc.	17,388	1,770,794

		9,601,159

TOTAL HEALTH CARE		20,366,880

INDUSTRIALS – 9.3%
Aerospace & Defense – 2.0%
Lockheed Martin Corp.	3,940	1,313,320
The Boeing Co.	4,856	1,834,063

		3,147,383

Commercial Services & Supplies – 0.5%
Rollins, Inc.	20,754	802,557

Electrical Equipment – 0.6%
Rockwell Automation, Inc.	5,041	910,959

Industrial Conglomerates – 1.9%
3M Co.	6,911	1,309,704
Honeywell International, Inc.	9,304	1,615,453

		2,925,157

Machinery – 1.8%
Allison Transmission Holdings, Inc.	15,910	745,543
Graco, Inc.	18,049	925,011
Illinois Tool Works, Inc.	7,076	1,101,238

		2,771,792

Professional Services – 0.7%
Verisk Analytics, Inc.	7,243	1,022,277

Road & Rail – 1.8%
CSX Corp.	15,756	1,254,650
Union Pacific Corp.	8,760	1,550,871

		2,805,521

TOTAL INDUSTRIALS		14,385,646

INFORMATION TECHNOLOGY – 22.5%
Communications Equipment – 1.5%
Cisco Systems, Inc.	40,460	2,263,737

IT Services – 5.4%
Accenture PLC Class A	8,368	1,528,583

	Shares	Value
Mastercard, Inc. Class A	8,587	$2,183,159
Paychex, Inc.	12,194	1,028,076
VeriSign, Inc. (a)	4,943	975,995
Visa, Inc. Class A	15,535	2,554,420

		8,270,233

Semiconductors & Semiconductor Equipment – 5.0%
Broadcom, Inc.	5,019	1,598,050
Intel Corp.	41,683	2,127,500
KLA-Tencor Corp.	7,760	989,245
NVIDIA Corp.	8,518	1,541,758
Texas Instruments, Inc.	12,734	1,500,447

		7,757,000

Software – 6.8%
Adobe, Inc. (a)	5,669	1,639,758
Check Point Software Technologies Ltd. (a)	7,282	879,374
Microsoft Corp.	48,993	6,398,486
Oracle Corp.	28,869	1,597,322

		10,514,940

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	29,288	5,877,223

TOTAL INFORMATION TECHNOLOGY		34,683,133

MATERIALS – 2.8%
Chemicals – 2.0%
Air Products & Chemicals, Inc.	2,772	570,450
Celanese Corp. Class A	3,412	368,121
Ecolab, Inc.	3,017	555,369
Linde PLC	4,637	835,865
LyondellBasell Industries N.V. Class A	4,699	414,593
Valvoline, Inc.	12,568	232,508

		2,976,906

Containers & Packaging – 0.2%
International Paper Co.	7,546	353,228

Metals & Mining – 0.6%
Freeport-McMoRan, Inc.	29,790	366,715
Nucor Corp.	5,899	336,656
Steel Dynamics, Inc.	8,241	261,075

		964,446

TOTAL MATERIALS		4,294,580

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.6%
American Tower Corp.	3,471	677,886
AvalonBay Communities, Inc.	1,737	349,015
Digital Realty Trust, Inc.	2,870	337,828
EPR Properties	2,974	234,530
Equity Residential	4,634	354,130
Essex Property Trust, Inc.	1,057	298,602
Extra Space Storage, Inc.	2,594	268,972
Federal Realty Investment Trust	1,818	243,339
Gaming and Leisure Properties, Inc.	6,129	247,489
National Retail Properties, Inc.	4,436	233,422

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Omega Healthcare Investors, Inc.	5,741	$203,174
Prologis, Inc.	6,177	473,591
Public Storage	1,698	375,564
Realty Income Corp.	4,344	304,123
Simon Property Group, Inc.	2,704	469,685
STORE Capital Corp.	6,838	227,842
UDR, Inc.	5,809	261,115

TOTAL REAL ESTATE		5,560,307

UTILITIES – 3.1%
Electric Utilities – 1.6%
Exelon Corp.	13,148	669,891
IDACORP, Inc.	4,079	403,903
NextEra Energy, Inc.	4,678	909,590
OGE Energy Corp.	10,154	429,920

		2,413,304

Gas Utilities – 0.3%
UGI Corp.	7,459	406,590

Independent Power and Renewable Electricity Producers – 0.6%
AES Corp.	26,280	449,914
NRG Energy, Inc.	10,631	437,678

		887,592

Multi-Utilities – 0.6%
CenterPoint Energy, Inc.	14,752	457,312

	Shares	Value
WEC Energy Group, Inc.	6,784	$532,069

		989,381

TOTAL UTILITIES		4,696,867

TOTAL COMMON STOCKS (Cost $145,201,173)		153,733,817

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.49% (b) (Cost $150,835)	150,805	150,835

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $145,352,008)		153,884,652

NET OTHER ASSETS (LIABILITIES) – 0.1%		113,900

NET ASSETS – 100.0%		$153,998,552

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,243

Fidelity Securities Lending Cash Central Fund	11,401

Total	$13,644

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last

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available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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